Note Related party transactions (Related party transactions with affiliated company - Equity Method - Additional Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2013	Sep. 30, 2011
Financial Standby Letter Of Credit Member
Related Party Transaction [Line Items]
Guarantee Obligations Current Carrying Value	$ 0.5	$ 0.4
PRLP 2011 Holding, LLC
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage	24.90%			24.90%
Proceeds from Equity Method Investment, Dividends or Distributions	$ 6.6
PR Asset Portfolio 2013-1 International, LLC
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage	24.90%		24.90%
EVERTEC Inc.
Related Party Transaction [Line Items]
Equity Method Investment Ownership Percentage	15.54%
Proceeds from Equity Method Investment, Dividends or Distributions	$ 4.7	4.7
EVERTEC Inc. | Financial Standby Letter Of Credit Member
Related Party Transaction [Line Items]
Guarantee Obligations Current Carrying Value	$ 4.2	$ 3.6